Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	77,976,718
Proposed Maximum Offering Price per Unit	7.795
Maximum Aggregate Offering Price	$ 607,828,516.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 83,941.12
Offering Note	The Amount Registered consists of 1,626,015 shares of our Common Stock issued to the selling securityholders, 21,409,212 shares of our Common Stock issuable to certain of the selling securityholders upon exercise of pre-funded warrants and 54,941,491 shares of our Common Stock issuable to certain of the selling securityholders upon exercise of purchase warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional common shares issuable by reason of any share dividend, share split recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Global Select Market on August 3, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).